Letter of Credit - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended
	Jul. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Apr. 06, 2012	Apr. 06, 2012 Subsequent	Apr. 30, 2013 Subsequent Event
Guarantees And Letters Of Credit [Line Items]
Stand-by letter of credit		$ 450,000	$ 450,000	$ 450,000	$ 250,000	$ 250,000	$ 300,000
Capital raise	20						5,000,000
Letter of credit, reduced		$ (54,800)